Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tidal ETF Trust
Entity Central Index Key	0001742912
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
God Bless America ETF
Shareholder Report [Line Items]
Fund Name	God Bless America ETF
Class Name	God Bless America ETF
Trading Symbol	YALL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the God Bless America ETF (the "Fund") for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.godblessamericaetf.com. You can also request this information by contacting us at (855) 434-4080 or by writing the Fund at God Bless America ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(855) 434-4080
Additional Information Website	www.godblessamericaetf.com
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
God Bless America ETF	$33	0.65%

Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
Net Assets	$ 88,113,000
Holdings Count | Holdings	40
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)

Fund Size (Thousands)	$88,113
Number of Holdings	40
Portfolio Turnover	7%

Holdings [Text Block]	Sector Breakdown (% of Total Net Assets)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of February 28, 2025)

Top Ten Holdings	(% of Total Net Assets)
NVIDIA Corp.	5.6
The Boeing Co.	5.4
Tesla, Inc.	5.3
Broadcom, Inc.	5.3
Costco Wholesale Corp.	5.3
Charter Communications, Inc. - Class A	4.8
The Charles Schwab Corp.	4.7
Amgen, Inc.	4.2
Copart, Inc.	4.0
HCA Healthcare, Inc.	3.6